Goodwill - Summary of Reconciliation of Goodwill (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Balance at start of year	£ 7,692	£ 8,127	£ 8,029
Translation adjustment	433	(435)	98
Balance at end of year	£ 8,125	£ 7,692	£ 8,127